Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of other nonoperating income (expense)

	For the years ended December 31,
	2017	2018	2019
Gains on disposal of available-for-sale securities	$11,845,796	$960	$—
Gain on disposal of held-for-sale assets and subsidiaries (Refer to Note 5)	—	32,503,096	348,318
Gain on disposal of subsidiary	—	—	1,203,837
Government subsidies (Refer to Note 2(t))	—	53,965	1,295,884
Other	(206,953)	6,307	337,115

	$11,638,843	$32,564,328	$3,185,154